Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of consolidated balance sheets
	December 31,
(in thousands)	2021	2020

Current Liabilities - Accounts payable trade	$275	$175
Current Liabilities - Accrued expenses	$115	$-